UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
2/28/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value

California (0.3%)

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	$1,000,000	$293,320

			293,320
Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	300,000	320,139

			320,139
Illinois (0.1%)

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/30	AA	100,000	109,353

			109,353
Michigan (0.1%)

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	140,000	152,331

			152,331
Minnesota (95.4%)

Anoka Cnty., G.O. Bonds, Ser. A, 5.00%, 2/1/24	Aa1	620,000	642,140

Baytown Twp. Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	300,000	258,297

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, 4.00%, 2/1/21	AA+	500,000	525,880

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A
5.00%, 2/1/25 (Prerefunded 2/1/18)	Aa2	865,000	894,367
4.00%, 2/1/33	Aa2	500,000	527,035

Center City, Hlth. Care Facs. Rev. Bonds (Hazelden Betty Ford Foundation)
5.00%, 11/1/44	A3	500,000	528,630
5.00%, 11/1/41	A3	700,000	724,444

Central MN Muni. Pwr. Agcy. Rev. Bonds (Twin Cities Transmission Project), 5.00%, 1/1/32	A2	1,000,000	1,112,520

Chaska, G.O. Bonds (Indpt. School Dist. No. 112), Ser. A, 5.00%, 2/1/31	Aa2	500,000	585,345

Circle Pines, G.O. Bonds (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AA+	750,000	608,040

Cloquet, G.O. Bonds (Indpt. School Dist. No. 94), Ser. B, 5.00%, 2/1/27	Aa2	1,100,000	1,297,120

Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	BBB-	345,000	362,902

Deephaven, Charter School Lease Rev. Bonds (Eagle Ridge Academy), Ser. A
5.25%, 7/1/40	BB+	500,000	515,260
U.S. Govt. Coll., 5.125%, 7/1/33 (Prerefunded 7/1/23)	AAA/P	500,000	598,995

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	810,000	866,271
6.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	440,000	470,567

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5.875%, 11/1/40	BB+	500,000	519,400

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6.00%, 4/1/18	BBB+	220,000	220,372

Forest Lake, Charter School Lease Rev. Bonds (Lake Intl. Language Academy Bldg. Co.), Ser. A, 5.50%, 8/1/36	BB+	250,000	268,810

Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	459,145
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	250,000	252,850

Hennepin Cnty., G.O. Bonds, Ser. A
5.00%, 12/1/41	AAA	500,000	579,805
5.00%, 12/1/38	AAA	530,000	616,046

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5.00%, 12/15/26	AA+	1,500,000	1,548,000
4.75%, 12/15/29 (Prerefunded 12/15/17)	AAA	500,000	515,665

Intermediate School Dist. No. 287 COP, Ser. A, 4.00%, 5/1/27	Aa2	250,000	268,533

Jordan, School Bldg. G.O. Bonds (Indpt. School Dist. No. 717), Ser. A, 5.00%, 2/1/28	Aa2	1,000,000	1,161,610

Lakeville, G.O. Bonds (Indpt. School Dist. No. 194)
Ser. D, 5.00%, 2/1/21	Aa2	1,000,000	1,137,770
Ser. B, 4.00%, 2/1/27	Aa2	510,000	566,885

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5.25%, 5/1/37	Baa1	1,500,000	1,504,500

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-2, 0.56%, 11/15/35	VMIG1	150,000	150,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5.25%, 8/15/35	AA-	500,000	548,470

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. C, 5.00%, 1/1/37	AA-	825,000	947,092
Ser. C, 5.00%, 1/1/36	AA-	825,000	949,344
Ser. A, 5.00%, 1/1/35	AA-	1,000,000	1,086,950
Ser. B, 5.00%, 1/1/29	A+	910,000	1,020,310
Ser. B, 5.00%, 1/1/23	A+	730,000	841,208
Ser. B, 5.00%, 1/1/22	AA-	1,250,000	1,330,663

Minneapolis, Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	A+	250,000	273,975

Minneapolis, Rev. Bonds
(National Marrow Donor Program), U.S. Govt. Coll., 4.875%, 8/1/25 (Prerefunded 8/1/18)	AAA/P	650,000	685,386
(YMCA of the Greater Twin Cities), 4.00%, 6/1/31	Baa1	100,000	102,247
(YMCA of the Greater Twin Cities), 4.00%, 6/1/27	Baa1	100,000	105,534

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5.00%, 3/1/29	Aa1	350,000	374,696

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276), Ser. B, AGM, zero %, 2/1/23	Aaa	2,350,000	1,786,635

Minnetonka, Hsg. Fac. VRDN (Beacon Hill), FNMA Coll., 0.64%, 5/15/34	VMIG1	380,000	380,000

MN Agricultural & Econ. Dev. Board Rev. Bonds (Essentia Hlth.), Ser. C-1, AGC, 5.00%, 2/15/30	AA	1,000,000	1,075,980

MN State COP (Legislative Office Fac.), 5.00%, 6/1/37	AA	3,000,000	3,369,231

MN State G.O. Bonds
Ser. A, 5.00%, 8/1/35	Aa1	750,000	871,650
(Trunk Hwy.), Ser. B, 5.00%, 10/1/30	Aa1	1,000,000	1,145,680
Ser. A, 5.00%, 10/1/24	Aa1	490,000	566,063
Ser. A, U.S. Govt. Coll., 5.00%, 10/1/24 (Prerefunded 10/1/21)	AAA/P	10,000	11,538
(Trunk Hwy.), Ser. B, 4.00%, 8/1/26	Aa1	500,000	538,640

MN State Rev. Bonds
Ser. A, 5.00%, 6/1/38	AA	1,000,000	1,119,110
(Gen. Fund Appropriations), Ser. B, 5.00%, 3/1/29	AA	500,000	571,980

MN State College & U. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,134,810
4.00%, 10/1/25	Aa3	1,000,000	1,105,610

MN State Higher Ed. Fac. Auth. Rev. Bonds
(Bethel U.), Ser. 6-R, 5.50%, 5/1/37	BBB-/P	1,000,000	1,001,920
(College of St. Scholastica, Inc.), Ser. H, 5.125%, 12/1/40	Baa2	750,000	779,595
(Carleton College), Ser. D, 5.00%, 3/1/40	Aa2	1,000,000	1,067,910
(U. of St. Thomas), Ser. 7-A, 5.00%, 10/1/39	A2	500,000	538,410
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa1	1,000,000	1,129,480
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	844,283
(St. Catherine U.), Ser. 7-Q, 5.00%, 10/1/32	Baa1	700,000	772,156
(Gustavus Adolfus College), Ser. 7-B, 5.00%, 10/1/31	A3	500,000	540,515
(College of St. Benedict), Ser. 7-M, 5.00%, 3/1/31	Baa1	300,000	324,576
(St. Johns U.), Ser. 8-H, 5.00%, 10/1/22	A2	500,000	580,220
(St. John's U.), Ser. 6-U, 4.75%, 10/1/33	A2	500,000	520,925
(St. Olaf College), Ser. 7-F, 4.50%, 10/1/30 (Prerefunded 10/1/19)	A1	750,000	814,230
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	94,269
(College of St. Scholastica, Inc.), Ser. 7-R, 4.00%, 12/1/19	Baa2	200,000	208,282
(Macalester College), Ser. 7-S, 3.00%, 5/1/22	Aa3	415,000	430,812

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg. Fin.), Ser. E, 5.10%, 1/1/40	Aa1	555,000	573,465

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5.25%, 10/1/27	A2	1,000,000	1,023,770
Ser. A, 5.00%, 10/1/34	A2	150,000	167,396
5.00%, 10/1/33	A2	250,000	280,063
5.00%, 10/1/29	A2	350,000	410,116

MN State Pub. Fac. Auth. Rev. Bonds (Clean & Drinking Wtr. Revolving Fund), Ser. A, 5.00%, 3/1/30	Aaa	500,000	593,925

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. E, 3.50%, 1/1/46	Aa1	870,000	907,541

Moorhead, Edl. Fac. Rev. Bonds (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	538,090

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/28	A3	250,000	291,893
Ser. A-2, 5.00%, 1/1/24	A3	500,000	555,580
Ser. A, AGC, 5.00%, 1/1/21	AA	1,000,000	1,029,760
Ser. A-1, 5.00%, 1/1/19	A3	500,000	534,240

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB+	400,000	402,484

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6.00%, 7/1/31	Aa2	1,125,000	1,129,354

Rochester, G.O. Bonds (Indpt. School Dist. No. 535), Ser. A, 3.00%, 2/1/23	AA+	1,000,000	1,060,640

Rochester, Elec. Util. Rev. Bonds
Ser. B, 5.00%, 12/1/43	Aa3	1,000,000	1,125,150
Ser. A, 5.00%, 12/1/36	Aa3	500,000	578,435
Ser. A, 5.00%, 12/1/35	Aa3	500,000	580,260

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5.875%, 7/1/30	A-/F	1,000,000	1,113,860
(Mayo Clinic), Ser. D, 5.00%, 11/15/38	Aa2	500,000	542,690
(Mayo Clinic), Ser. E, 5.00%, 11/15/38	Aa2	750,000	814,035
(Olmsted Med. Ctr.), 5.00%, 7/1/33	A-/F	650,000	717,691
(Mayo Clinic), Ser. B, 5.00%, 11/15/29	Aa2	750,000	919,883
(Mayo Clinic), 4.00%, 11/15/41	Aa2	250,000	258,290

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.62%, 11/15/38	VMIG1	550,000	550,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5.00%, 2/1/28	AA+	525,000	562,884

Rosemount, G.O. Bonds (Indpt. School Dist. No 196), Ser. A, 5.00%, 2/1/27	Aa1	500,000	601,945

Sartell, G.O. Bonds (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa2	700,000	361,977

Shakopee, Hlth. Care Facs. Rev. Bonds (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	735,285
5.00%, 9/1/29	A-	250,000	280,305

Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.25%, 1/1/30 (Prerefunded 1/1/19)	A1	750,000	807,435
5.00%, 1/1/36	A1	500,000	561,760
NATL, zero %, 1/1/24	AA-	2,000,000	1,685,660

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.)
AGC, U.S. Govt. Coll., 5.375%, 5/1/31 (Prerefunded 5/1/19)	A1	1,000,000	1,091,030
Ser. A, 5.125%, 5/1/30	A1	30,000	32,703
Ser. A, U.S. Govt. Coll., 5.125%, 5/1/30 (Prerefunded 5/1/20)	A1	470,000	526,889
Ser. A, 5.00%, 5/1/46	A1	1,500,000	1,657,635

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aaa	1,000,000	1,108,270
Ser. C, U.S. Govt. Coll., 5.75%, 7/1/30 (Prerefunded 7/1/18)	Aaa	1,000,000	1,064,270

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05%, 10/1/27	BB-/P	550,000	553,542
Ser. A, 5.00%, 8/1/35	A1	385,000	410,714
(SPCPA Bldg. Co.), 4.625%, 3/1/43	BBB-	350,000	357,252

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	305,485
Ser. A, 5.00%, 12/1/37	BBB-	500,000	528,210
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	256,663
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB+	500,000	514,435
(Nova Classical Academy), 4.00%, 9/1/36	BBB-	250,000	234,508

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group)
Ser. A, 5.00%, 7/1/33	A2	1,000,000	1,115,150
Ser. A, 5.00%, 7/1/32	A2	500,000	561,045

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5.00%, 2/1/29	A	1,000,000	1,052,290
(Allina Hlth. Syst.), Ser. A, NATL, 5.00%, 11/15/19	Aa3	1,000,000	1,028,960

St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds (Healtheast Care Syst.), Ser. A, 5.00%, 11/15/40	BBB-	650,000	690,937

St. Paul, Metro. Council Area G.O. Bonds (Transit Cap.), Ser. C, 4.00%, 3/1/25	Aaa	1,120,000	1,221,506

St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.), Ser. 2, 4.50%, 3/1/27	AA+	1,305,000	1,305,000

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	750,000	751,110

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	200,000	164,394

U. of MN Rev. Bonds, Ser. A
5.50%, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,129,710
5.25%, 12/1/30	Aa1	1,000,000	1,139,160
5.00%, 4/1/41	Aa1	1,000,000	1,145,900
5.00%, 4/1/35	Aa1	1,000,000	1,155,300

Western MN, Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5.00%, 1/1/32	Aa3	500,000	575,355
5.00%, 1/1/31	Aa3	1,000,000	1,138,490
5.00%, 1/1/30	Aa3	1,000,000	1,145,860

Willmar, G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5.00%, 2/1/21	Aa3	1,000,000	1,134,490

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group), 5.00%, 7/1/34	BBB	400,000	414,604

Woodbury, G.O. Bonds, Ser. A, 3.00%, 2/1/22	AAA	780,000	827,572

Woodbury, Charter School Lease Rev. Bonds (MSA Bldg. Co.), Ser. A
5.00%, 12/1/32	BBB-	220,000	236,872
5.00%, 12/1/27	BBB-	210,000	226,958

			100,975,720
New Jersey (0.3%)

NJ State Econ. Dev. Auth. Rev. Bonds (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	260,000	278,912

			278,912
New York (0.1%)

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5.00%, 7/1/33	Baa1	100,000	108,607

			108,607
North Carolina (0.5%)

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5.25%, 10/1/37	BB/P	500,000	520,285

			520,285
Ohio (0.7%)

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, 5.00%, 11/15/23	BBB+/F	150,000	165,969

OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/48	A1	250,000	273,350

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes), Ser. A, 5.00%, 7/1/40	A	250,000	272,748

			712,067
Pennsylvania (0.3%)

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Ministries), 5.00%, 1/1/38	BBB+/F	250,000	263,040

			263,040
Puerto Rico (0.2%)

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	AA-	1,000,000	210,860

			210,860
Texas (0.2%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5.00%, 10/1/44	BBB+/F	250,000	257,295

			257,295
Virginia (0.2%)

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5.00%, 10/1/45	BBB/F	225,000	242,550

			242,550
Wisconsin (0.2%)

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	250,000	260,543

			260,543
TOTAL INVESTMENTS

Total investments (cost $101,431,387)(b)			$104,705,022

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $105,833,793.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $101,416,066, resulting in gross unrealized appreciation and depreciation of $4,030,496 and $741,540, respectively, or net unrealized appreciation of $3,288,956.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	19.3%
	Health care	17.1
	Local debt	15.8
	Utilities	13.1
	Prerefunded	10.3

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$104,705,022	$—

Totals by level	$—	$104,705,022	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017